UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1.	Schedule of Investments.
 Attached hereto.

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 7.6%
Financial - 1.6%
NorthStar Realty Finance Corp. 7	59,250	$1,120,417
Hospitality Properties Trust7	30,300	987,477
Citigroup, Inc.	5,000	234,750
Total Financial		2,342,644
Consumer, Non-cyclical - 1.6%
GlaxoSmithKline plc ADR7	30,000	1,320,000
Gilead Sciences, Inc.*,6,7	5,100	534,633
Pfizer, Inc. 7	14,150	442,188
Total Consumer, Non-cyclical		2,296,821
Energy - 1.6%
Occidental Petroleum Corp. 7	20,000	1,600,000
Royal Dutch Shell plc — Class B ADR	9,800	627,102
Total Energy		2,227,102
Communications - 0.8%
Lamar Advertising Co. — Class A7	20,000	1,120,400
Consumer, Cyclical - 0.7%
American Airlines Group, Inc.	12,700	623,316
Wynn Resorts Ltd. 7	2,350	347,683
Total Consumer, Cyclical		970,999
Industrial - 0.5%
Greenbrier Companies, Inc. 7	15,000	778,950
Basic Materials - 0.4%
Dow Chemical Co.	14,200	641,272
Technology - 0.4%
Apple, Inc.6	4,300	503,788
Total Common Stocks
(Cost $10,709,755)		10,881,976
CONVERTIBLE PREFERRED STOCKS† - 8.5%
Financial – 2.2%
Wells Fargo & Co.
7.50%5,7	1,949	2,422,607
American Tower Corp.
5.25% due 05/15/177	7,000	768,250
Total Financial		3,190,857
Consumer, Non-cyclical – 1.9%
Tyson Foods, Inc.
4.75% due 07/15/177	46,114	2,281,260
Kindred Healthcare, Inc.
7.50% due 12/01/17	496	479,971
Total Consumer, Non-cyclical		2,761,231
Utilities- 1.4%
Dominion Resources, Inc.
6.38% due 07/01/177	20,979	1,085,034
NextEra Energy, Inc.
5.89% due 09/01/157	8,900	612,230
Exelon Corp.
6.50% due 06/01/177	6,050	318,291
Total Utilities		2,015,555
Energy - 1.3%
Chesapeake Energy Corp.
5.75%5,7	1,402	1,422,154
5.75%1,5,7	450	458,683
Total Energy		1,880,837
Industrial – 0.9%
United Technologies Corp.
7.50% due 08/01/157	11,873	711,668
Stanley Black & Decker, Inc.
4.75% due 11/17/157	3,960	528,660

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 8.5% (continued)
Industrial – 0.9% (continued)
Total Industrial		$1,240,328
Basic Materials - 0.8%
Alcoa, Inc.
5.38% due 10/01/177	24,014	1,200,700
Total Convertible Preferred Stocks
(Cost $12,275,592)		12,289,508
SHORT TERM INVESTMENTS† - 3.5%
Goldman Sachs Financial Prime Obligations - Administration Share Class8	4,982,615	4,982,615
Total Short Term Investments
(Cost $4,982,615)		4,982,615

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0%
Financial - 14.8%
IMMOFINANZ AG
1.50% due 09/11/19	1,600,000 EUR	$1,944,726
Forest City Enterprises, Inc.
3.63% due 08/15/207	1,426,000	1,608,705
Colony Financial, Inc.
3.88% due 01/15/21	1,355,000	1,419,362
Starwood Property Trust, Inc.
4.00% due 01/15/197	1,241,000	1,406,983
BENI Stabili SpA
3.38% due 01/17/18	800,000 EUR	1,096,853
Air Lease Corp.
3.88% due 12/01/187	789,000	1,073,532
Aabar Investments PJSC
4.00% due 05/27/16	700,000 EUR	1,039,134
Azimut Holding SpA
2.13% due 11/25/20	800,000 EUR	1,035,917
AYC Finance Ltd.
0.50% due 05/02/19	870,000	985,275
Hong Kong Exchanges and Clearing Ltd.
0.50% due 10/23/17	750,000	912,000
Criteria CaixaHolding S.A.
1.00% due 11/25/17	700,000 EUR	878,781
American Realty Capital Properties, Inc.
3.00% due 08/01/18	900,000	838,688
Radian Group, Inc.
2.25% due 03/01/197	514,000	785,778
Annaly Capital Management, Inc.
5.00% due 05/15/157	700,000	702,188
Element Financial Corp.
5.13% due 06/30/191	755,000 CAD	649,040
PRA Group, Inc.
3.00% due 08/01/207	613,000	633,306
BNP Paribas S.A.
0.25% due 09/21/15	500,000 EUR	605,639
CaixaBank S.A.
4.50% due 11/22/16	600,000 EUR	598,625
Haitong International Securities Group, Ltd.
1.25% due 11/04/19	4,000,000 HKD	541,843
Host Hotels & Resorts, LP
2.50% due 10/15/291	294,000	523,688

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0% (continued)
Financial - 14.8% (continued)
Brookdale Senior Living, Inc.
2.75% due 06/15/187	405,000	$521,944
Conwert Immobilien Invest SE
4.50% due 09/06/18	400,000 EUR	502,973
Unite Jersey Issuer Ltd.
2.50% due 10/10/18	300,000 GBP	490,446
Fidelity National Financial, Inc.
4.25% due 08/15/187	247,000	474,240
Total Financial		21,269,666
Communications - 14.1%
Twitter, Inc.
1.00% due 09/15/211,7	2,599,000	2,329,354
0.25% due 09/15/191,7	2,072,000	1,876,455
Priceline Group, Inc.
0.35% due 06/15/207	2,600,000	2,803,124
0.90% due 09/15/211,7	723,000	675,101
Ciena Corp.
0.88% due 06/15/177	2,249,000	2,232,132
4.00% due 12/15/207	402,000	489,184
Qihoo 360 Technology Company Ltd.
1.75% due 08/15/211,7	1,000,000	838,125
0.50% due 08/15/201,7	722,000	632,201
Ctrip.com International Ltd.
1.25% due 10/15/187	1,489,000	1,464,804
Yahoo!, Inc.
0.00% due 12/01/182,7	1,206,000	1,310,018
Nokia OYJ
5.00% due 10/26/17	400,000 EUR	1,275,871
Liberty Interactive LLC
0.75% due 03/30/437	831,000	1,084,455
Liberty Media Corp.
1.38% due 10/15/237	1,000,000	974,375
Web.com Group, Inc.
1.00% due 08/15/18	1,000,000	875,625
Yandex N.V.
1.13% due 12/15/187	834,000	644,786
LinkedIn Corp.
0.50% due 11/01/191	363,000	384,328
Vipshop Holdings Ltd.
1.50% due 03/15/19	268,000	349,908
Total Communications		20,239,846
Consumer, Non-cyclical - 13.1%
Omnicare, Inc.
3.50% due 02/15/447	979,000	1,183,366
3.25% due 12/15/357	1,000,000	1,081,875
Hologic, Inc.
0.00% due 12/15/433,7,10	1,700,000	1,930,563
Anthem, Inc.
2.75% due 10/15/427	799,000	1,462,669
Salix Pharmaceuticals Ltd.
1.50% due 03/15/197	555,000	1,168,969
J Sainsbury plc
1.25% due 11/21/19	700,000 GBP	1,118,616
Gilead Sciences, Inc.
1.63% due 05/01/167	235,000	1,082,175

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0% (continued)
Consumer, Non-cyclical - 13.1% (continued)
Incyte Corp.
0.38% due 11/15/18	660,000	$1,060,537
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/207	795,000	1,027,538
Jazz Investments I Ltd.
1.88% due 08/15/211,7	750,000	874,218
Molina Healthcare, Inc.
1.13% due 01/15/207	620,000	831,575
HealthSouth Corp.
2.00% due 12/01/43	624,000	767,130
DP World Ltd.
1.75% due 06/19/24	600,000	631,500
Isis Pharmaceuticals, Inc.
1.00% due 11/15/211	508,000	616,903
Illumina, Inc.
0.50% due 06/15/211,7	500,000	591,563
Array BioPharma, Inc.
3.00% due 06/01/207	450,000	555,188
Euronet Worldwide, Inc.
1.50% due 10/01/441	577,000	550,674
Wright Medical Group, Inc.
2.00% due 08/15/177	463,000	527,820
Temp Holdings, Co.
0.00% due 09/19/182	42,000,000 JPY	518,005
Medivation, Inc.
2.63% due 04/01/17	236,000	501,058
Macquarie Infrastructure Company LLC
2.88% due 07/15/19	400,000	461,250
Ligand Pharmaceuticals, Inc.
0.75% due 08/15/191	308,000	318,588
Total Consumer, Non-cyclical		18,861,780
Technology - 12.8%
SunEdison, Inc.
0.25% due 01/15/201,7	1,640,000	1,537,500
2.38% due 04/15/221	401,000	403,005
Nuance Communications, Inc.
2.75% due 11/01/311,7	1,000,000	991,874
5.38% due 08/15/207	705,000	715,575
Lam Research Corp.
0.50% due 05/15/167	1,274,000	1,637,886
Kingsoft Corp. Ltd.
1.25% due 04/11/19	11,000,000 HKD	1,303,469
SanDisk Corp.
0.50% due 10/15/207	1,057,000	1,131,651
Cornerstone OnDemand, Inc.
1.50% due 07/01/187	1,139,000	1,126,187
Micron Technology, Inc.
3.00% due 11/15/437	944,000	1,102,120
Proofpoint, Inc.
1.25% due 12/15/187	689,000	965,461
Microchip Technology, Inc.
2.13% due 12/15/377	500,000	894,375
Intel Corp.
3.48% due 12/15/357	704,000	887,920
ASM Pacific Technology Ltd.
2.00% due 03/28/19	6,000,000 HKD	793,979

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0% (continued)
Technology - 12.8% (continued)
Epistar Corp.
0.00% due 08/07/182	700,000	$745,850
ServiceNow, Inc.
0.00% due 11/01/182,7	618,000	739,283
Red Hat, Inc.
0.25% due 10/01/191,7	633,000	719,642
NVIDIA Corp.
1.00% due 12/01/18	600,000	678,750
Akamai Technologies, Inc.
0.00% due 02/15/191,2	590,000	598,115
PROS Holdings, Inc.
2.00% due 12/01/191	580,000	575,288
Verint Systems, Inc.
1.50% due 06/01/21	488,000	521,855
Citrix Systems, Inc.
0.50% due 04/15/191,7	272,000	281,520
Brocade Communications Systems, Inc.
1.38% due 01/01/201	120,000	123,225
Total Technology		18,474,530
Consumer, Cyclical - 11.4%
Jarden Corp.
1.13% due 03/15/341,7	1,481,000	1,702,224
International Consolidated Airlines Group S.A.
1.75% due 05/31/18	800,000 EUR	1,568,274
Faurecia
3.25% due 01/01/18	3,412,000 EUR	1,407,945
MGM Resorts International
4.25% due 04/15/15	1,223,000	1,342,243
Volkswagen International Finance N.V.
5.50% due 11/09/15	1,000,000 EUR	1,321,754
Fiat Chrysler Automobiles NV
7.88% due 12/15/167	10,400	1,222,650
Iconix Brand Group, Inc.
1.50% due 03/15/187	585,000	692,494
2.50% due 06/01/16	436,000	514,480
Ryland Group, Inc.
1.63% due 05/15/187	750,000	1,038,751
Steinhoff Finance Holding GmbH
4.00% due 01/30/21	700,000 EUR	1,025,405
TUI A.G.
2.75% due 03/24/16	1,120,000 EUR	1,002,900
Resorttrust, Inc.
0.00% due 07/27/182	65,000,000 JPY	761,557
Sekisui House Co.
0.00% due 07/05/162	40,000,000 JPY	522,709
Adidas A.G.
0.25% due 06/14/19	400,000 EUR	507,171
Standard Pacific Corp.
1.25% due 08/01/32	429,000	472,436
Rallye S.A.
1.00% due 10/02/20	350,000 EUR	436,171
Sonae Investments B.V.
1.63% due 06/11/19	400,000 EUR	427,683
Toray Industries, Inc.
0.00% due 08/30/192	20,000,000 JPY	211,552

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0% (continued)
Consumer, Cyclical – 11.4% (continued)
LGI Homes, Inc.
4.25% due 11/15/191	219,000	$197,784
Total Consumer, Cyclical		16,376,183
Industrial - 9.0%
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19	1,000,000	1,160,940
Fluidigm Corp.
2.75% due 02/01/347	1,042,000	1,103,218
OSG Corp.
0.00% due 04/04/222	90,000,000 JPY	1,064,039
Ebara Corp.
0.00% due 03/19/182	110,000,000 JPY	1,064,040
Larsen & Toubro Ltd.
0.68% due 10/22/19	944,000	1,017,161
Deutsche Post A.G.
0.60% due 12/06/19	600,000 EUR	960,559
Chart Industries, Inc.
2.00% due 08/01/187	1,000,000	936,875
MISUMI Group, Inc.
0.00% due 10/22/182	800,000	920,999
BW Group Ltd.
1.75% due 09/10/19	1,000,000	825,000
Nidec Corp.
0.00% due 09/18/152	60,000,000 JPY	776,657
Greenbrier Companies, Inc.
3.50% due 04/01/18	500,000	717,813
Yaskawa Electric Corp.
0.00% due 03/16/172	55,000,000 JPY	644,979
Mitsui OSK Lines, Ltd.
0.00% due 04/24/202	600,000	588,000
KUKA A.G.
2.00% due 02/12/18	300,000 EUR	563,018
Vishay Intertechnology, Inc.
2.25% due 11/15/401	354,000	379,444
UTi Worldwide, Inc.
4.50% due 03/01/191	286,000	310,668
Total Industrial		13,033,410
Utilities - 2.8%
ENN Energy Holdings Ltd.
0.00% due 02/26/182	1,750,000	1,960,000
China Power International Development Ltd.
2.75% due 09/18/17	4,500,000 CNY	1,408,743
CenterPoint Energy, Inc.
4.18% due 12/15/153	10,994	676,818
Total Utilities		4,045,561
Basic Materials - 0.9%
Royal Gold, Inc.
2.88% due 06/15/197	1,000,000	1,083,125
B2Gold Corp.
3.25% due 10/01/18	170,000	157,781
Total Basic Materials		1,240,906

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0% (continued)
Diversified - 0.7%
Misarte
3.25% due 01/01/16	465,000 EUR	$972,973
Energy - 0.4%
Helix Energy Solutions Group, Inc.
3.25% due 03/15/32	500,000	536,875
Total Convertible Bonds
(Cost $116,199,446)		115,051,730
CORPORATE BONDS†† - 33.6%
Consumer, Non-cyclical - 7.1%
Tenet Healthcare Corp.
6.00% due 10/01/207	2,425,000	2,631,124
8.13% due 04/01/22	120,000	135,600
Prospect Medical Holdings, Inc.
8.38% due 05/01/191,7	1,140,000	1,216,950
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/191,7	1,100,000	1,201,970
United Rentals North America, Inc.
7.38% due 05/15/20	600,000	648,750
5.75% due 11/15/24	240,000	244,800
HCA, Inc.
6.50% due 02/15/20	700,000	789,250
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	600,000	585,000
Valeant Pharmaceuticals International
6.38% due 10/15/201	500,000	530,625
CHS/Community Health Systems, Inc.
5.13% due 08/15/18	500,000	519,000
Sotheby's
5.25% due 10/01/221,7	500,000	477,500
Cott Beverages, Inc.
6.75% due 01/01/201	360,000	356,400
Cenveo Corp.
8.50% due 09/15/22	250,000	205,625
11.50% due 05/15/171	120,000	117,000
Omnicare, Inc.
5.00% due 12/01/24	120,000	125,400
4.75% due 12/01/22	120,000	124,800
Cerberus Nightingale 1 SARL
8.25% due 02/01/20	120,000 EUR	135,414
FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc.
9.88% due 02/01/201	100,000	104,500
Live Nation Entertainment, Inc.
7.00% due 09/01/201	70,000	75,075
Total Consumer, Non-cyclical		10,224,783

	Face
	Amount~	Value
CORPORATE BONDS†† - 33.6% (continued)
Industrial - 5.5%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
9.00% due 04/15/19	2,000,000	$2,074,999
5.75% due 10/15/20	420,000	430,500
Cemex SAB de CV
3.00% due 03/13/151,7	1,169,000	1,166,078
5.00% due 10/15/181,4,7	500,000	512,500
Sanmina Corp.
4.38% due 06/01/191	550,000	543,125
Pfleiderer GmbH
7.88% due 08/01/19	500,000 EUR	535,619
Clean Harbors, Inc.
5.25% due 08/01/207	500,000	507,500
LSB Industries, Inc.
7.75% due 08/01/197	461,000	477,135
MasTec, Inc.
4.88% due 03/15/237	445,000	416,075
Cleaver-Brooks, Inc.
8.75% due 12/15/191	300,000	314,250
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/211	$318,000	302,895
Eletson Holdings
9.63% due 01/15/221	240,000	234,000
Silk Bidco AS
7.50% due 02/01/22	180,000 EUR	203,121
Permian Holdings, Inc.
10.50% due 01/15/181	270,000	179,550
KLX, Inc.
5.88% due 12/01/221	60,000	59,400
Total Industrial		7,956,747
Communications - 5.2%
UPCB Finance III Ltd.
6.63% due 07/01/201	1,400,000	1,462,999
Alliance Data Systems Corp.
6.38% due 04/01/201	1,250,000	1,295,313
Numericable-SFR
4.88% due 05/15/191	1,250,000	1,254,688
Altice S.A.
7.75% due 05/15/221,7	1,000,000	1,037,500
Sprint Communications, Inc.
9.00% due 11/15/181	240,000	277,200
11.50% due 11/15/21	220,000	266,200
EarthLink Holdings Corp.
7.38% due 06/01/207	500,000	507,500
LIN Television Corp.
5.88% due 11/15/221,7	500,000	503,750
DISH DBS Corp.
6.75% due 06/01/21	300,000	326,625
Wind Acquisition Finance S.A.
7.00% due 04/23/21	240,000 EUR	271,844
West Corp.
5.38% due 07/15/221	240,000	230,400
Total Communications		7,434,019

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 33.6% (continued)
Financial - 5.1%
Synovus Financial Corp.
5.13% due 06/15/177	2,312,000	$2,377,891
7.88% due 02/15/197	669,000	749,280
Emma Delta Finance
12.00% due 10/15/171	1,000,000 EUR	1,156,662
Ally Financial, Inc.
8.00% due 03/15/20	835,000	997,825
CIT Group, Inc.
5.50% due 02/15/191	860,000	915,062
Kennedy-Wilson, Inc.
5.88% due 04/01/24	300,000	304,290
Corrections Corporation of America
4.63% due 05/01/23	300,000	300,000
E*TRADE Financial Corp.
5.38% due 11/15/22	240,000	252,600
Ocwen Financial Corp.
6.63% due 05/15/191	240,000	187,200
Greystar Real Estate Partners LLC
8.25% due 12/01/221	100,000	102,500
Total Financial		7,343,310
Energy - 3.3%
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/207	1,000,000	1,025,000
California Resources Corp.
5.50% due 09/15/211,7	640,000	540,799
Oasis Petroleum, Inc.
6.88% due 03/15/227	500,000	462,813
Clayton Williams Energy, Inc.
7.75% due 04/01/19	500,000	432,500
Penn Virginia Corp.
8.50% due 05/01/20	500,000	417,500
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
9.63% due 10/15/187	500,000	405,000
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.88% due 03/01/22	300,000	330,000
5.75% due 09/01/20	–	–
QEP Resources, Inc.
6.88% due 03/01/21	300,000	310,500
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.13% due 10/15/21	300,000	306,000
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
5.75% due 02/15/217	300,000	284,250
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	275,000	177,375

	Face
	Amount~	Value
CORPORATE BONDS†† - 33.6% (continued)
Energy - 3.3% (continued)
Energy XXI Gulf Coast, Inc.
9.25% due 12/15/17	155,000	$87,188
Total Energy		4,778,925
Basic Materials - 3.3%
Ashland, Inc.
4.75% due 08/15/227	1,448,000	1,479,856
FMG Resources August 2006 Pty Ltd.
8.25% due 11/01/191,7	963,000	858,274
Sappi Papier Holding GmbH
6.63% due 04/15/211	500,000	515,000
Steel Dynamics, Inc.
5.13% due 10/01/211	500,000	511,250
Novacap International SAS
5.09% due 05/01/191,4,7	412,000 EUR	467,246
Appvion, Inc.
9.00% due 06/01/201	500,000	341,875
Verso Paper Holdings LLC / Verso Paper, Inc.
11.75% due 01/15/19	240,000	235,800
Compass Minerals International, Inc.
4.88% due 07/15/241	240,000	235,200
Commercial Metals Co.
4.88% due 05/15/23	120,000	114,000
Total Basic Materials		4,758,501
Consumer, Cyclical - 3.0%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63% due 10/15/21	1,000,000	1,060,000
MGM Resorts International
5.25% due 03/31/207	600,000	603,000
6.00% due 03/15/237	300,000	304,500
Lennar Corp.
4.50% due 06/15/19	560,000	568,400
Chrysler Group LLC / CG Company-Issuer, Inc.
8.00% due 06/15/19	500,000	528,125
Churchill Downs, Inc.
5.38% due 12/15/21	385,000	381,150
Chinos Intermediate Holdings A, Inc.
7.75% due 05/01/191,9	360,000	305,100
Regal Entertainment Group
5.75% due 03/15/22	270,000	269,663
Speedway Motorsports, Inc.
5.13% due 02/01/231	240,000	245,400
Total Consumer, Cyclical		4,265,338
Technology - 1.1%
First Data Corp.
11.75% due 08/15/217	500,000	578,125
12.63% due 01/15/21	400,000	475,500
NXP BV / NXP Funding LLC
5.75% due 02/15/211	550,000	581,625
Total Technology		1,635,250
Total Corporate Bonds
(Cost $49,779,752)		48,396,873

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

SENIOR FLOATING RATE INTERESTS††,4 - 0.2%
Basic Materials - 0.2%
Vertellus Specialties, Inc.
10.50% due 10/31/19	299,250	$284,288
Total Senior Floating Rate Interests
(Cost $288,776)		284,288
Total Investments - 133.4%
(Cost $194,235,936)		$191,886,990

	Contracts (100 share per contract)	Value
OPTIONS WRITTEN† - 0.0%*,**
Call options on:
Gilead Sciences, Inc. Expiring February 2015 with strike price of $111.00	51	$(8,160)
Apple, Inc. Expiring February 2015 with strike price of $117.00	43	(13,072)
Total Call Options Written
(Premiums received $21,540)		(21,232)
Other Assets & Liabilities, net - (33.4)%		(47,994,854)
Total Net Assets - 100.0%		$143,870,904

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs —See Notes.
††	Value determined based on Level 2 inputs —See Notes.
1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $39,556,071 (cost $42,939,033), or 27.5% of total net assets.
2	Zero coupon rate security.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Variable rate security. Rate indicated is rate effective at January 31, 2015.
5	Perpetual maturity.
6	All or a portion of these securities represent cover for outstanding written option. As of January 31, 2015, the total value of the positions segregated was $1,038,421.
7	All or a portion of these securities have been physically segregated in connection with borrowings. As of January 31, 2015, the total value was $88,766,890.
8
All or a portion of these securities are reserved and/or pledged with the custodian for forward exchange currency and options contracts.  As of January 31, 2015, the total amount segregated was $6,834,319.

9	Security is a pay-in-kind bond.
10	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.

ADR	American Depositary Receipt
B.V.	Limited Liability Company
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
GmbH	Limited Liability
HKD	Hong Kong Dollar
JPY	Japanese Yen
N.V.	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
SAB de CV	Publicly Traded Company
SpA	Limited Share Company

Forward exchange currency contracts

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/15	Net Unrealized Appreciation (Depreciation)
CAD	823,000
for USD	705,753	The Bank of New York Mellon	3/19/2015	$705,753	$648,680	$57,073

EUR	15,120,000
for USD	18,847,382	The Bank of New York Mellon	3/19/2015	18,847,382	17,069,168	1,778,214

EUR	450,000
for USD	553,027	The Bank of New York Mellon	3/19/2015	553,027	508,011	45,016

EUR	265,000
for USD	325,965	The Bank of New York Mellon	3/19/2015	325,965	299,162	26,803

EUR	530,000
for USD	645,991	The Bank of New York Mellon	3/19/2015	645,991	598,324	47,667

EUR	356,000
for USD	412,672	The Bank of New York Mellon	3/19/2015	412,672	401,893	10,779

EUR	368,000
for USD	412,878	The Bank of New York Mellon	3/19/2015	412,878	415,440	(2,562)

EUR	240,000
for USD	272,333	The Bank of New York Mellon	3/19/2015	272,333	270,939	1,394

EUR	500,000
for USD	623,260	The Bank of New York Mellon	3/19/2015	623,260	564,457	58,803

EUR	22,312
for USD	25,253	The Bank of New York Mellon	2/2/2015	25,253	25,178	75

GBP	721,000
for USD	1,131,624	The Bank of New York Mellon	3/19/2015	1,131,624	1,082,524	49,100

GBP	318,000
for USD	499,107	The Bank of New York Mellon	3/19/2015	499,107	477,452	21,655

JPY	713,000,000
for USD	6,089,281	The Bank of New York Mellon	3/19/2015	6,089,281	6,073,079	16,202

JPY	24,000,000
for USD	200,314	The Bank of New York Mellon	3/19/2015	200,314	204,424	(4,110)
						$2,106,109

	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/15	Net Unrealized Appreciation
JPY	46,000,000
for USD	387,940	The Bank of New York Mellon	3/19/2015	$387,940	$391,812	$3,872
						3,872

		Total unrealized appreciation for forward exchange currency contracts				$2,109,981

At January 31, 2015, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$195,085,175	$5,950,400	$(9,148,585)	$(3,198,185)	$2,110,333

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in  accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).  There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of January 31, 2015.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves);

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value).

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward currency contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within level 2 of the fair value hierarchy.

The Fund did not hold any Level 3 securities during the period ended January 31, 2015.

Transfers between levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels during the period ended January 31, 2015.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2015:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Convertible Bonds	$-	$115,051,730	$-	$115,051,730
Corporate Bonds	-	48,396,873	-	$48,396,873
Convertible Preferred Stocks	12,289,508	-	-	$12,289,508
Common Stocks	10,881,976	-	-	$10,881,976
Senior Floating Rate Interests	-	284,288	-	$284,288
Short Term Investments	4,982,615	-	-	$4,982,615
Forward Exchange Currency Contracts	2,116,653	-	-	$2,116,653
Total	$30,270,752	$163,732,891	$-	$194,003,643

Liabilities
Call Options Written	$21,232	$-	$-	$21,232
Forward Exchange Currency Contracts	6,672	-	-	6,672
Total	$27,904	$-	$-	$27,904

 If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

Item 2.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 30, 2015

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 30, 2015